Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Movements of Deferred Government Grants

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Balance at beginning of the year	18,793	18,046	33,572	5,183
Additions	2,950	20,920	10,160	1,568
Recognized as a reduction of depreciation expense	(3,697)	(5,394)	(6,112)	(944)

Balance at end of the year	18,046	33,572	37,620	5,807